Revenue Recognition	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Revenue
Sales of hardware and accessories, as well as revenue from coordination of freight services for our customers, is recognized at a point in time. Services include enhanced warranty, training revenue, as well as revenue from kindergarten and student care services, and are recognized over time. Revenue from software-as-a-service (SaaS) and revenue from future software upgrade rights are also recognized over time.
The following table presents the Company’s revenue disaggregated based on the revenue source and the timing of revenue recognition:

	Six months ended June 30,
	2024	2023
Revenue from hardware, proprietary embedded firmware and accessories	$137,248	$215,224
Revenue from services	23,038	4,265
Revenue from SaaS	2,463	2,759
Revenue from software upgrade rights	3,234	249
Total revenue	$165,983	$222,497
Contract liabilities

	June 30, 2024	December 31, 2023
Deferred revenue: enhanced warranties	$21,349	$21,057
Deferred revenue: other services	15,812	14,815
Total contract liabilities	$37,161	$35,872
The contract liabilities listed above represent deferred revenue associated with sales of enhanced warranties, services such as training revenue, SaaS, and future unspecified software upgrade rights, as well as deferred revenue associated with kindergarten and student care services. The deferred revenue amounts included as contract liabilities represent the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially satisfied). These performance obligations are expected to be satisfied as follows:

	Enhanced warranties	Other services
Remainder of 2024	$1,683	$10,063
2025	5,022	3,847
2026	5,866	1,178
2027	4,682	510
2028	2,785	207
Thereafter	1,311	7
Total contract liabilities	$21,349	$15,812
During the six months ended June 30, 2024 and 2023, the Company recognized $8,793 and $5,883, respectively, in revenue that was included in contract liabilities as of January 1, 2024 and 2023, respectively. The Company did not have any contract assets as of June 30, 2024 and December 31, 2023.